Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Non-controlling interests Abstract
Schedule of detail, by Group company, of Equity - Non-controlling interests
The detail, by Group company, of 'Equity - Non-controlling interests' is as follows:

EUR million
	2021	2020	2019
Santander Bank Polska S.A.	1,559	1,676	1,597
Grupo PSA	1,543	1,622	1,569
Santander Consumer USA Holdings Inc.	1,255	986	1,565
Banco Santander - Chile	1,042	1,218	1,101
Banco Santander (Brasil) S.A.	1,023	1,014	1,167
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	202	461	333
Other companies*	1,970	1,806	1,655
	8,594	8,783	8,987

Profit/(Loss) for the year attributable to non-controlling interests	1,529	1,063	1,601
Of which:
Santander Consumer USA Holdings Inc.	494	201	230
Grupo PSA	311	255	266
Banco Santander - Chile	292	198	283
Banco Santander (Brasil) S.A.	251	233	373
Santander Bank Polska S.A.	75	81	162
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	62	61	195
Other companies	44	34	92
TOTAL	10,123	9,846	10,588
*    Includes a Santander UK plc issuance of perpetual convertible equity instruments, at the option of Santander UK plc, into preference shares of Santander UK itself for a nominal amount of GBP 2,200 million (the Group having acquired GBP 1,050 million). Carrying amount of EUR 1,363 million in 2021 (EUR 1,275 million and EUR 1,346 million in 2020 and 2019, respectively).

Schedule of changes in Non-controlling interests
The changes in Non-controlling interests are summarised as follows:

EUR million
	2021	2020	2019
Balance at the end of the previous year	9,846	10,588	10,889
Balance at beginning of year	9,846	10,588	10,889
Other comprehensive income*	(304)	(818)	310
Other	581	76	(611)
Profit attributable to non-controlling interests	1,529	1,063	1,601
Modification of participation rates**	(390)	(632)	(1,623)
Change of perimeter	(5)	(54)	110
Dividends paid to minority shareholders	(648)	(465)	(895)
Changes in capital and other concepts*	95	164	196
Balance at end of year	10,123	9,846	10,588
*    Mainly due to exchange differences.
**    Includes the effect of the Public Offers for the acquisition of shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México in 2021 and 2019 (see note 3.c).

Schedule of financial information on the subsidiaries with significant non-controlling interests
The financial information on the subsidiaries with significant non-controlling interests at 31 December 2021 is summarised below:

EUR million*
	Santander Bank Polska S.A.	Banco Santander (Brasil) S.A.	Banco Santander (Chile), S.A.	Grupo Financiero Santander México, S.A.B. de C.V.	Santander Consumer USA
Total assets	49,788	159,447	71,987	78,383	43,966
Total liabilities	45,071	146,662	67,282	71,162	35,064
Net assets	4,717	12,785	4,705	7,221	8,902
Total income	1,646	10,884	2,457	3,579	4,725
Total profit	230	2,589	928	896	2,510
*    Information prepared in accordance with the segment reporting criteria described in note 51 and, therefore, it may not coincide with the information published separately by each entity.